Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Schedule of trade and other payables	Trade and other payables consist of the following as at:
	December 31, 2025	December 31, 2024
	$	$
Trade payables	1,981,851	3,254,838
Accrued liabilities (i)	2,200,232	1,107,230
	4,182,083	4,362,068

Schedule of accrued liabilities	(i)Accrued liabilities consist of the following as at:
	December 31, 2025	December 31, 2024
	$	$
External research and development fees	35,770	55,670
Operational expenses	774,223	178,307
Professional and other fees	981,046	464,060
Accrued interest	409,193	409,193
	2,200,232	1,107,230